Income Taxes - Summary of Movement in Current Income Tax Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Movement in current income tax liabilities [Abstract]
Beginning of financial year	$ 4,554	$ 5,492
Income tax paid	(1,586)	(2,104)
Tax expense	1,432	361
Under/(Over) provision in prior financial year	63	(25)	$ (743)
Acquisition of subsidiaries	0	706
Currency translation adjustments	(161)	124
End of financial year	$ 4,302	$ 4,554	$ 5,492